Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 445	$ 677
Amounts receivable (Note 18)	3,367	312
Unbilled revenue (Note 12)	2,640
Prepaid expenses (Note 12)	536	311
Current assets	6,988	1,300
Prepaid expenses	17	50
Property and equipment (Note 5)	2,911	979
Intangible assets (Note 6)	847	977
Right of use assets (Note 7)	401	381
Investment (Note 8)	776	849
Total assets	11,940	4,536
Current liabilities:
Accounts payable and accrued liabilities (Note 9)	4,826	4,388
Bank loan (Note 10(a))	32	38
Current portion of government loans (Note 10(d))	132	117
Loan payable (Note 10(b))	97
Lease obligations (Note 11)	340	257
Unearned revenue (Note 12)	2,022	2,553
Income taxes payable	24	61
Current liabilities	7,473	7,414
Bank loan (Note 10(a))		33
Long-term project financing (Note 10(c))	167	182
Long-term government loans (Note 10(d))	141	274
Loan payable (Note 10(b))	172
Unearned revenue (Note 12)	136
Lease obligations (Note 11)	112	198
Total liabilities	8,201	8,101
Shareholders' equity (deficiency):
Share capital (Note 14(b))	213,528	209,296
Warrants (Note 15)	367	791
Accumulated other comprehensive loss	(147)	(156)
Contributed surplus (Note 14(c))	28,009	26,985
Deficit	(238,018)	(240,481)
Total shareholders' equity (deficiency)	3,739	(3,565)
Total liabilities and shareholders' equity (deficiency)	$ 11,940	$ 4,536